VANECK BIOTECH ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
China: 3.6%
BeiGene Ltd. (ADR) *	99,947	$16,176,422
Germany: 4.2%
BioNTech SE (ADR)	127,338	18,986,096
Ireland: 4.3%
ICON Plc (USD) *	89,322	19,356,077
Switzerland: 1.4%
CRISPR Therapeutics AG (USD) * †	105,887	6,434,753
United States: 86.4%
10X Genomics, Inc. *	88,179	3,990,100
Alnylam Pharmaceuticals, Inc. *	109,442	15,962,116
Amgen, Inc.	246,718	60,026,489
Biogen, Inc. *	99,619	20,316,299
BioMarin Pharmaceutical, Inc. *	179,771	14,897,623
Bio-Techne Corp.	50,402	17,471,349
Charles River Laboratories International, Inc. *	61,084	13,070,143
Exact Sciences Corp. *	176,770	6,962,970
Gilead Sciences, Inc.	564,054	34,864,178
Guardant Health, Inc. *	99,043	3,995,395
Illumina, Inc. *	97,986	18,064,699
Incyte Corp. *	211,601	16,075,328
	Number of Shares	Value
United States (continued)
Intellia Therapeutics, Inc. *	84,956	$4,397,322
IQVIA Holdings, Inc. *	103,677	22,496,872
Moderna, Inc. *	181,286	25,896,705
Natera, Inc. *	114,216	4,047,815
Novavax, Inc. * †	109,388	5,625,825
QIAGEN NV *	284,239	13,416,081
Regeneron Pharmaceuticals, Inc. *	45,297	26,776,416
Seagen, Inc. *	142,494	25,212,888
Vertex Pharmaceuticals, Inc. *	119,672	33,722,373
		387,288,986
Total Common Stocks (Cost: $520,083,030)		448,242,334

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2% (Cost: $781,866)
Money Market Fund: 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio	781,866	781,866
Total Investments: 100.1% (Cost: $520,864,896)		449,024,200
Liabilities in excess of other assets: (0.1)%		(667,408)
NET ASSETS: 100.0%		$448,356,792

Definitions:
ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $10,084,306.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Biotechnology	75.1%	$336,381,619
Health Care Services	0.9	3,995,394
Life Sciences Tools & Services	24.0	107,865,321
	100.0%	$448,242,334
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